Customer Deposits - Average Balances and Weighted Average Rates (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Deposits [Abstract]
Average balance, Notice	$ 2,826
Average balance, Term	2,826
Average balance, Savings	5,324
Average balance, total deposits	$ 10,976
Average paid rate, Notice	2.55%
Average paid rate, Term	2.04%
Average paid rate, Savings	2.19%
Average paid rate, total deposits	2.26%